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          U.S. SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Bond Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

Corporate Bond Portfolio:         U.S. Government Portfolio:
    Class A                                 Class A
    Class B                                 Class B
    Class C                                 Class C

3.  Investment Company Act File Number:
    811-2383

    Securities Act File Number:
    2-48227

4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Corporate Bond Portfolio:          U.S. Government Portfolio:
          -0- shares                         -0- shares
         $-0-                               $-0




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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Corporate Bond Portfolio      U.S. Government Portfolio
          -0- shares                40,798,099 shares
         $-0-                     $320,673,058

9. Number and aggregate sale price of securities sold during the fiscal year:

    Corporate Bond:       30,973,266 shares
                        $429,134,485

    US Government:        24,306,053 shares
                        $181,663,831

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
    24f-2:

    Corporate Bond:       30,973,266
                        $429,134,485 shares

    US Government:       -0- shares
                        $-0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Corporate Bond:       2,554,046 shares
                        $35,434,029

    US Government:       -0- shares
                        $-0-

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

         Corporate                     $429,134,485
         US Government                 $-0-
         Total                         $429,134,485

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):





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         Corporate           +         $35,434,029
         US Government                 $-0-
         Total                         $35,434,029

   (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

         Corporate           +         $190,673,604
         US Government                 $273,894,910
         Total                         $464,568,514

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

         Corporate           +         $-0-
         US Government                  -0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

         Corporate           +         $ 273,894,910
         US Government                 $(273,894,910)
         Total                         $-0-

    (vi) Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation (see instruction C.6):

         x  1/3300

   (vii) Fee due [line (i) or line (v) multiplied by line  (vi)]:

         Corporate Bond                $ 82,998
         US Government                 $(82,988)
         Total                         $-0-

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).                           [  ]










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                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Domenick Pugliese
                          ____________________________
                              Domenick Pugliese
                              Assistant Secretary

Date:  August 21, 1997

*Please print the name and title of the signing officer below the signature.






































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                         SEWARD & KISSEL
                     One Battery Park Plaza
                      New York, N.Y.  10004

                   Telephone:  (212) 574-1200
                   Facsimile:  (212) 480-8421


                                 August 27, 1997




Alliance Bond Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Bond Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 30,973,266 shares of Common Stock of the Company, par value $.001 per share, during the fiscal year of the Company ended June 30, 1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 30,973,266 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.

         Our opinion above stated is expressed as members of the bar of the State of New York.












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Alliance Bond Fund, Inc.          2          August 27, 1997


         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,



                                  /s/ Seward & Kissel










































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